SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Research and development expense	$ 7,874	$ 6,798	$ 8,650
Stock Option [Member]
Disclosure of financial assets [line items]
General and administrative expense	3,708	5,002	10,107
Research and development expense	2,589	4,072	5,677
Total	$ 6,297	$ 9,074	$ 15,784